Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 Transit Billboard State	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 LAMAR MEDIA CORP [Member]	Jun. 30, 2013 LAMAR MEDIA CORP [Member]	Dec. 31, 2013 LAMAR MEDIA CORP [Member] Billboard State	Dec. 31, 2012 LAMAR MEDIA CORP [Member]	Dec. 31, 2011 LAMAR MEDIA CORP [Member]	Dec. 31, 2012 Accumulated Deficit [Member]	Dec. 31, 2011 Accumulated Deficit [Member]	Dec. 31, 2010 Accumulated Deficit [Member]	Dec. 31, 2010 Deferred Income Liability [Member]	Dec. 31, 2012 Current Deferred Income Liabilities [Member]	Dec. 31, 2011 Current Deferred Income Liabilities [Member]	Dec. 31, 2012 Total Revenue [Member]	Dec. 31, 2011 Total Revenue [Member]	Dec. 31, 2012 Net Income [Member]	Dec. 31, 2011 Net Income [Member]	Dec. 31, 2013 Stock options [Member]	Dec. 31, 2013 Performance-based stock incentive program [Member]	Dec. 31, 2013 Stock awards to directors [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of advertising displays			145,000					145,000
Number of states in which the company operates			44					44
Number of states in which the company operates logo sign business			22					22
Number of transit advertising displays			38,000
Number of states in which the company operates			16
Immaterial amount being corrected											$ 13,208	$ 11,277	$ 9,585	$ 15,713	$ 21,651	$ 18,486	$ 3,165	$ 2,773	$ 1,931	$ 1,692
Decrease in earnings per basic and diluted shares				$ 0.02	$ 0.02
Estimated useful lives of Intangible assets																								3 years	15 years
Dilutive shares			0	0	0
Stock-based compensation expense	$ 10,513	$ 17,195	$ 24,936	$ 14,466	$ 11,650	$ 10,513	$ 17,195	$ 24,936	$ 14,466	$ 11,650											$ 17,340	$ 7,231	$ 365
Investment maturity period			Three months or less